GOODWILL AND INTANGIBLE ASSETS - Schedule of Intangible Assets by Major Class (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,320,963	$ 2,971,077
Accumulated Amortization	(1,248,006)	(1,040,269)
Total	2,072,957	1,930,808
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,842,257	2,498,001
Accumulated Amortization	(999,604)	(842,056)
Total	1,842,653	1,655,945
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	289,989	283,251
Accumulated Amortization	(141,022)	(96,782)
Total	148,967	186,469
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	123,579	126,950
Accumulated Amortization	(70,472)	(70,745)
Total	53,107	56,205
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,138	62,875
Accumulated Amortization	(36,908)	(30,686)
Total	$ 28,230	$ 32,189